Senior Notes And Secured Indebtedness (Narrative) (Detail) (USD $)	1 Months Ended		12 Months Ended			12 Months Ended		2 Months Ended	12 Months Ended	2 Months Ended	12 Months Ended			12 Months Ended			1 Months Ended		1 Months Ended		12 Months Ended
	May 31, 2012	Sep. 03, 2009	Dec. 31, 2012	Dec. 31, 2010	Feb. 24, 2012	Dec. 31, 2012 Senior Secured Term Loan [Member]	Nov. 08, 2012 Senior Secured Term Loan [Member]	Feb. 24, 2012 Term Loan Agreement [Member]	Dec. 31, 2012 Term Loan Agreement [Member]	Feb. 24, 2012 Senior Subordinated Secured Notes [Member]	Dec. 31, 2012 Senior Subordinated Secured Notes [Member]	Nov. 08, 2012 Senior Subordinated Secured Notes [Member]	Dec. 31, 2010 Senior Subordinated Secured Notes [Member]	Dec. 31, 2012 Senior Subordinated Secured Notes [Member] California Lyon [Member]	Dec. 31, 2011 7 5/8% Senior Notes due December 15, 2012 [Member]	Nov. 22, 2004 7 5/8% Senior Notes due December 15, 2012 [Member]	Mar. 17, 2003 10 3/4% Senior Notes due April 1, 2013 [Member]	Dec. 31, 2011 10 3/4% Senior Notes due April 1, 2013 [Member]	Feb. 06, 2004 7 1/2% Senior Notes due February 15, 2014 [Member]	Dec. 31, 2011 7 1/2% Senior Notes due February 15, 2014 [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member] California Lyon [Member]	Dec. 31, 2011 Predecessor [Member] Senior Secured Term Loan [Member]	Dec. 31, 2011 Predecessor [Member] 7 5/8% Senior Notes due December 15, 2012 [Member]	Dec. 31, 2011 Predecessor [Member] 10 3/4% Senior Notes due April 1, 2013 [Member]	Dec. 31, 2011 Predecessor [Member] 7 1/2% Senior Notes due February 15, 2014 [Member]
Debt Instrument [Line Items]
Loan outstanding						$ 235,000,000																	$ 206,000,000
Debt instrument interest rate					10.00%		10.25%	10.25%	14.00%	12.00%		12.00%				7.625%	10.75%		7.50%					7.625%	10.75%	7.50%
Debt instrument, maturity date		Sep. 30, 2016						Jan. 31, 2015	Oct. 20, 2014	Feb. 25, 2017													Jan. 31, 2015	Dec. 15, 2012	Apr. 01, 2013	Feb. 15, 2014
Gain (loss) on extinguishment of debt	1,000,000		(300,000)			(1,900,000)															5,572,000	5,572,000
Percentage of interest rate to pay loan amount									15.625%
Discounted interest rate for prepayment									14.00%
Aggregate principal amount							235,000,000			75,000,000		76,000,000	37,300,000
Debt instrument, cash interest rate											8.00%
Remaining interest rate											4.00%
Percentage of redemption price of principal amount														100.00%
Debt amount, outstanding															66,700,000	150,000,000	250,000,000	138,900,000	150,000,000	77,900,000
Percentage of issuance price on face value																	98.493%
Cash proceeds from issuance of debt																	246,200,000		147,600,000
Percentage of discount to yield																	11.00%
Redemption of long-term debt													31,300,000
Gain on early redemption of debt				$ 5,600,000